UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 to June 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2021
Classes ADV, I, R6, S and S2
Voya Variable Products Trust
■
Voya MidCap Opportunities Portfolio

■
Voya SmallCap Opportunities Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery
Dear Shareholder,
The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.
While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Dina Santoro
President
Voya Family of Funds
July 22, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya MidCap Opportunities Portfolio
Class ADV	$1,000.00	$1,098.00	1.16%	$6.03	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,100.90	0.66	3.44	1,000.00	1,021.52	0.66	3.31
Class R6	1,000.00	1,100.90	0.66	3.44	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,099.40	0.91	4.74	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,099.20	1.06	5.52	1,000.00	1,019.54	1.06	5.31
Voya SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,062.50	1.35%	$6.90	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,065.30	0.85	4.35	1,000.00	1,020.58	0.85	4.26
Class R6	1,000.00	1,065.00	0.85	4.35	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,063.70	1.10	5.63	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,063.20	1.25	6.39	1,000.00	1,018.60	1.25	6.26

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at fair value+*	$2,339,276,662	$315,107,547
Short-term investments at fair value†	53,140,774	14,223,423
Cash	3,549,439	239,659
Receivables:
Investment securities sold	—	830,871
Fund shares sold	139,733	410,036
Dividends	405,354	70,195
Interest	333	—
Foreign tax reclaims	27,849	1,885
Prepaid expenses	635	89
Reimbursement due from Investment Adviser	327,930	43,604
Other assets	92,485	13,963
Total assets	2,396,961,194	330,941,272
LIABILITIES:
Payable for investment securities purchased	3,382,711	6,350,825
Payable for fund shares redeemed	5,143,692	5,149
Payable to broker	—	491,372
Payable upon receipt of securities loaned	19,115,774	9,301,423
Payable for investment management fees	1,406,177	218,181
Payable for distribution and shareholder service fees	302,992	38,143
Payable to trustees under the deferred compensation plan (Note 6)	92,485	13,963
Payable for trustee fees	11,515	1,619
Other accrued expenses and liabilities	466,488	123,555
Total liabilities	29,921,834	16,544,230
NET ASSETS	$2,367,039,360	$314,397,042
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,177,633,146	$216,012,143
Total distributable earnings	1,189,406,214	98,384,899
NET ASSETS	$2,367,039,360	$314,397,042
+ Including securities loaned at value	$18,718,460	$9,076,579
* Cost of investments in securities	$1,803,335,960	$278,674,219
† Cost of short-term investments	$53,140,774	$14,223,423
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
Class ADV
Net assets	$190,328,179	$70,340,363
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	10,547,917	2,705,219
Net asset value and redemption price per share	$18.04	$26.00
Class I
Net assets	$933,961,698	$185,410,074
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	45,763,064	6,112,436
Net asset value and redemption price per share	$20.41	$30.33
Class R6
Net assets	$142,128,976	$14,222,727
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	6,966,965	469,014
Net asset value and redemption price per share	$20.40	$30.32
Class S
Net assets	$1,043,640,613	$42,625,512
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	55,475,393	1,545,950
Net asset value and redemption price per share	$18.81	$27.57
Class S2
Net assets	$56,979,894	$1,798,366
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,078,877	67,620
Net asset value and redemption price per share	$18.51	$26.59
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,775,205	$487,571
Interest	242	—
Securities lending income, net	35,842	52,096
Total investment income	4,811,289	539,667
EXPENSES:
Investment management fees	8,490,293	1,347,073
Distribution and shareholder service fees:
Class ADV	461,979	176,297
Class S	1,279,172	55,101
Class S2	112,604	5,621
Transfer agent fees:
Class ADV	70,661	55,588
Class I	340,018	149,205
Class R6	93	21
Class S	391,560	34,780
Class S2	21,537	2,232
Shareholder reporting expense	75,465	15,385
Professional fees	45,590	7,679
Custody and accounting expense	77,770	19,625
Trustee fees	46,061	6,479
Miscellaneous expense	28,253	8,547
Interest expense	528	—
Total expenses	11,441,584	1,883,633
Waived and reimbursed fees	(2,021,139)	(282,211)
Net expenses	9,420,445	1,601,422
Net investment loss	(4,609,156)	(1,061,755)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	349,877,498	37,278,914
Net realized gain	349,877,498	37,278,914
Net change in unrealized appreciation (depreciation) on:
Investments	(125,009,791)	(16,354,494)
Foreign currency related transactions	(428)	—
Net change in unrealized appreciation (depreciation)	(125,010,219)	(16,354,494)
Net realized and unrealized gain	224,867,279	20,924,420
Increase in net assets resulting from operations	$220,258,123	$19,862,665
* Foreign taxes withheld	$23,501	$853
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Portfolio		Voya SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment (loss)	$(4,609,156)	$(6,032,079)	$(1,061,755)	$(1,262,732)
Net realized gain	349,877,498	318,908,689	37,278,914	33,284,027
Net change in unrealized appreciation (depreciation)	(125,010,219)	368,248,858	(16,354,494)	28,129,510
Increase in net assets resulting from operations	220,258,123	681,125,468	19,862,665	60,150,805
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(9,168,321)	—	(322,835)
Class I	—	(40,084,701)	—	(784,948)
Class R6	—	(4,633,621)	—	(67,499)
Class S	—	(50,697,882)	—	(197,111)
Class S2	—	(2,741,874)	—	(14,534)
Total distributions	—	(107,326,399)	—	(1,386,927)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	61,762,569	111,271,245	15,319,198	16,245,407
Reinvestment of distributions	—	107,326,399	—	1,386,927
	61,762,569	218,597,644	15,319,198	17,632,334
Cost of shares redeemed	(210,281,032)	(454,221,667)	(34,132,177)	(97,762,666)
Net decrease in net assets resulting from capital share transactions	(148,518,463)	(235,624,023)	(18,812,979)	(80,130,332)
Net increase (decrease) in net assets	71,739,660	338,175,046	1,049,686	(21,366,454)
NET ASSETS:
Beginning of year or period	2,295,299,700	1,957,124,654	313,347,356	334,713,810
End of year or period	$2,367,039,360	$2,295,299,700	$314,397,042	$313,347,356
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Portfolio
Class ADV
06-30-21+	16.43	(0.06)•	1.67	1.61	—	—	—	—	—	18.04	9.80	1.34	1.16	1.16	(0.74)	190,328	37
12-31-20	12.46	(0.09)	4.86	4.77	0.00*	0.80	—	0.80	—	16.43	40.50	1.37	1.16	1.16	(0.65)	185,463	91
12-31-19	11.07	(0.01)	3.09	3.08	0.01	1.68	—	1.69	—	12.46	28.68	1.29	1.16	1.16	(0.10)	154,333	95
12-31-18	13.44	(0.04)	(0.87)	(0.91)	—	1.46	—	1.46	—	11.07	(7.98)	1.28	1.16	1.16	(0.30)	141,404	102
12-31-17	11.48	(0.04)	2.77	2.73	—	0.77	—	0.77	—	13.44	24.49	1.29	1.23	1.23	(0.37)	169,714	105
12-31-16	12.14	(0.03)	0.81	0.78	—	1.44	—	1.44	—	11.48	6.78	1.31	1.31	1.31	(0.27)	122,629	91
Class I
06-30-21+	18.54	(0.02)•	1.89	1.87	—	—	—	—	—	20.41	10.09	0.84	0.66	0.66	(0.24)	933,962	37
12-31-20	13.92	(0.02)	5.46	5.44	0.01	0.81	—	0.82	—	18.54	41.14	0.87	0.66	0.66	(0.15)	880,212	91
12-31-19	12.17	0.05	3.42	3.47	0.04	1.68	—	1.72	—	13.92	29.34	0.79	0.66	0.66	0.40	797,161	95
12-31-18	14.56	0.03	(0.96)	(0.93)	—	1.46	—	1.46	—	12.17	(7.48)	0.78	0.66	0.66	0.20	721,478	102
12-31-17	12.34	0.02	2.99	3.01	0.02	0.77	—	0.79	—	14.56	25.09	0.79	0.73	0.73	0.13	913,054	105
12-31-16	12.89	0.03	0.86	0.89	—	1.44	—	1.44	—	12.34	7.27	0.81	0.81	0.81	0.24	577,101	91
Class R6
06-30-21+	18.53	(0.02)•	1.89	1.87	—	—	—	—	—	20.40	10.09	0.77	0.66	0.66	(0.24)	142,129	37
12-31-20	13.92	(0.02)	5.46	5.44	0.01	0.82	—	0.83	—	18.53	41.11	0.78	0.66	0.66	(0.16)	126,339	91
12-31-19	12.17	0.05	3.42	3.47	0.04	1.68	—	1.72	—	13.92	29.34	0.79	0.66	0.66	0.45	76,595	95
12-31-18	14.56	0.02	(0.95)	(0.93)	—	1.46	—	1.46	—	12.17	(7.48)	0.78	0.66	0.66	0.22	32,929	102
12-31-17	12.34	0.01	3.00	3.01	0.02	0.77	—	0.79	—	14.56	25.09	0.79	0.73	0.73	0.10	10,197	105
12-31-16	12.89	0.04•	0.85	0.89	—	1.44	—	1.44	—	12.34	7.27	0.81	0.81	0.81	0.33	1,129	91
Class S
06-30-21+	17.11	(0.04)•	1.74	1.70	—	—	—	—	—	18.81	9.94	1.09	0.91	0.91	(0.49)	1,043,641	37
12-31-20	12.93	(0.06)	5.06	5.00	0.01	0.81	—	0.82	—	17.11	40.76	1.12	0.91	0.91	(0.40)	1,046,030	91
12-31-19	11.41	0.02	3.20	3.22	0.02	1.68	—	1.70	—	12.93	29.06	1.04	0.91	0.91	0.15	882,543	95
12-31-18	13.77	(0.01)	(0.89)	(0.90)	—	1.46	—	1.46	—	11.41	(7.70)	1.03	0.91	0.91	(0.05)	836,518	102
12-31-17	11.72	(0.02)	2.84	2.82	—	0.77	—	0.77	—	13.77	24.77	1.04	0.96	0.96	(0.12)	1,053,376	105
12-31-16	12.34	(0.00)*	0.82	0.82	—	1.44	—	1.44	—	11.72	7.01	1.06	1.06	1.06	(0.02)	473,516	91
Class S2
06-30-21+	16.84	(0.06)•	1.73	1.67	—	—	—	—	—	18.51	9.92	1.24	1.06	1.06	(0.64)	56,980	37
12-31-20	12.75	(0.08)	4.97	4.89	0.00*	0.80	—	0.80	—	16.84	40.56	1.27	1.06	1.06	(0.55)	57,255	91
12-31-19	11.28	(0.00)*	3.16	3.16	0.01	1.68	—	1.69	—	12.75	28.89	1.19	1.06	1.06	0.00*	46,493	95
12-31-18	13.66	(0.03)	(0.89)	(0.92)	—	1.46	—	1.46	—	11.28	(7.92)	1.18	1.06	1.06	(0.20)	41,818	102
12-31-17	11.65	(0.03)	2.81	2.78	—	0.77	—	0.77	—	13.66	24.57	1.19	1.13	1.13	(0.31)	51,640	105
12-31-16	12.29	(0.02)	0.82	0.80	—	1.44	—	1.44	—	11.65	6.87	1.24	1.21	1.21	(0.17)	11,488	91
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya SmallCap Opportunities Portfolio
Class ADV
06-30-21+	24.47	(0.13)•	1.66	1.53	—	—	—	—	—	26.00	6.25	1.53	1.35	1.35	(1.01)	70,340	59
12-31-20	19.57	(0.17)	5.17	5.00	—	0.10	—	0.10	—	24.47	25.74	1.57	1.35	1.35	(0.81)	68,635	145
12-31-19	18.21	(0.12)	4.57	4.45	—	3.09	—	3.09	—	19.57	25.09	1.38	1.38	1.38	(0.63)	67,555	133
12-31-18	26.04	(0.12)	(3.11)	(3.23)	—	4.60	—	4.60	—	18.21	(16.29)	1.37	1.37	1.37	(0.50)	61,957	108
12-31-17	23.49	(0.10)	4.24	4.14	—	1.59	—	1.59	—	26.04	18.12	1.37	1.37	1.37	(0.42)	81,104	85
12-31-16	23.00	(0.06)	2.75	2.69	—	2.20	—	2.20	—	23.49	12.80	1.37	1.37	1.37	(0.30)	70,076	73
Class I
06-30-21+	28.47	(0.08)•	1.94	1.86	—	—	—	—	—	30.33	6.53	1.03	0.85	0.85	(0.51)	185,410	59
12-31-20	22.64	(0.08)	6.01	5.93	—	0.10	—	0.10	—	28.47	26.35	1.07	0.85	0.85	(0.31)	182,625	145
12-31-19	20.57	(0.03)	5.19	5.16	—	3.09	—	3.09	—	22.64	25.70	0.88	0.88	0.88	(0.13)	199,372	133
12-31-18	28.72	0.00*	(3.55)	(3.55)	—	4.60	—	4.60	—	20.57	(15.87)	0.87	0.87	0.87	0.00*	182,621	108
12-31-17	25.65	0.02	4.66	4.68	0.02	1.59	—	1.61	—	28.72	18.73	0.87	0.87	0.87	0.08	238,478	85
12-31-16	24.79	0.05	3.01	3.06	—	2.20	—	2.20	—	25.65	13.40	0.87	0.87	0.87	0.20	256,039	73
Class R6
06-30-21+	28.47	(0.08)•	1.93	1.85	—	—	—	—	—	30.32	6.50	0.88	0.85	0.85	(0.52)	14,223	59
12-31-20	22.64	(0.08)	6.01	5.93	—	0.10	—	0.10	—	28.47	26.35	0.89	0.85	0.85	(0.31)	15,147	145
12-31-19	20.57	(0.03)	5.19	5.16	—	3.09	—	3.09	—	22.64	25.71	0.88	0.88	0.88	(0.13)	20,997	133
12-31-18	28.72	0.00*	(3.55)	(3.55)	—	4.60	—	4.60	—	20.57	(15.87)	0.87	0.87	0.87	0.00*	23,066	108
12-31-17	25.65	0.02	4.66	4.68	0.02	1.59	—	1.61	—	28.72	18.73	0.87	0.87	0.87	0.12	27,180	85
12-31-16	24.80	0.12•	2.93	3.05	—	2.20	—	2.20	—	25.65	13.35	0.87	0.87	0.87	0.48	4,270	73
Class S
06-30-21+	25.92	(0.10)•	1.75	1.65	—	—	—	—	—	27.57	6.37	1.28	1.10	1.10	(0.76)	42,626	59
12-31-20	20.67	(0.13)	5.48	5.35	—	0.10	—	0.10	—	25.92	26.06	1.32	1.10	1.10	(0.56)	43,862	145
12-31-19	19.05	(0.08)	4.79	4.71	—	3.09	—	3.09	—	20.67	25.38	1.13	1.13	1.13	(0.38)	43,527	133
12-31-18	26.98	(0.06)	(3.27)	(3.33)	—	4.60	—	4.60	—	19.05	(16.09)	1.12	1.12	1.12	(0.25)	45,898	108
12-31-17	24.22	(0.05)	4.40	4.35	—	1.59	—	1.59	—	26.98	18.45	1.12	1.12	1.12	(0.18)	58,929	85
12-31-16	23.59	(0.01)	2.84	2.83	—	2.20	—	2.20	—	24.22	13.09	1.12	1.12	1.12	(0.06)	67,086	73
Class S2
06-30-21+	25.01	(0.12)•	1.70	1.58	—	—	—	—	—	26.59	6.32	1.43	1.25	1.25	(0.92)	1,798	59
12-31-20	19.98	(0.16)	5.29	5.13	—	0.10	—	0.10	—	25.01	25.86	1.47	1.25	1.25	(0.71)	3,080	145
12-31-19	18.53	(0.12)	4.66	4.54	—	3.09	—	3.09	—	19.98	25.15	1.28	1.28	1.28	(0.53)	3,263	133
12-31-18	26.39	(0.11)	(3.15)	(3.26)	—	4.60	—	4.60	—	18.53	(16.18)	1.27	1.27	1.27	(0.41)	3,377	108
12-31-17	23.76	(0.09)	4.31	4.22	—	1.59	—	1.59	—	26.39	18.25	1.27	1.27	1.27	(0.33)	5,277	85
12-31-16	23.21	(0.04)	2.79	2.75	—	2.20	—	2.20	—	23.76	12.95	1.30	1.27	1.27	(0.20)	5,192	73

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Products Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on December 17, 1993. There are two active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Trust: Voya MidCap Opportunities Portfolio (“MidCap Opportunities”) and Voya SmallCap Opportunities Portfolio (“SmallCap Opportunities”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser Class (“Class ADV”), Class I, Class R6, Class S, and Service 2 Class (“Class S2”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
H. Securities Lending. Each Portfolio may temporarily loan up to 33% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
I. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
MidCap Opportunities	$843,962,056	$1,031,795,349
SmallCap Opportunities	186,554,440	204,388,340
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
MidCap Opportunities	0.85% on the first $250 million; 0.80% on the next $400 million; 0.75% on the next $450 million; and 0.70% in excess of $1.1 billion
SmallCap Opportunities	0.85% on the first $250 million; 0.80% on the next $250 million; 0.75% on the next $250 million; 0.70% on the next $250 million; and 0.65% in excess of $1 billion
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares.
Class S shares of the Portfolios are subject to a shareholder services plan (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares as compensation for services the Distributor provides and expenses it bears in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	SmallCap Opportunities	13.63%
Voya Institutional Trust Company	MidCap Opportunities	21.49
	SmallCap Opportunities	29.26
Voya Retirement Insurance and Annuity Company	MidCap Opportunities	33.40
	SmallCap Opportunities	44.25
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
MidCap Opportunities	$822,226
SmallCap Opportunities	241,363
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
MidCap Opportunities	1.40%	0.90%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	0.92%	1.17%	1.32%
Pursuant to side letter agreements, through May 1, 2022, the Investment Adviser has further lowered the expense limits for each Portfolio. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
MidCap Opportunities(1)	1.16%	0.66%	0.66%	0.91%	1.06%
SmallCap Opportunities(1)	1.35%	0.85%	0.85%	1.10%	1.25%

(1)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2021, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolio utilized the line of credit during the period ended June 30, 2021.
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
MidCap Opportunities	2	$7,363,000	1.29%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities
Class ADV
6/30/2021	205,755	—	—	(946,875)	(741,120)	3,435,223	—	—	(16,024,317)	(12,589,094)
12/31/2020	596,799	—	745,888	(2,436,235)	(1,093,548)	7,941,102	—	9,168,321	(32,256,914)	(15,147,491)
Class I
6/30/2021	1,438,445	—	—	(3,163,909)	(1,725,464)	27,157,734	—	—	(60,608,708)	(33,450,974)
12/31/2020	3,567,026	—	2,912,004	(16,272,557)	(9,793,527)	49,551,917	—	40,084,701	(229,286,928)	(139,650,310)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities (continued)
Class R6
6/30/2021	816,425	—	—	(668,331)	148,094	15,857,891	—	—	(12,694,705)	3,163,186
12/31/2020	2,261,984	—	336,927	(1,284,317)	1,314,594	36,111,732	—	4,633,621	(18,591,867)	22,153,486
Class S
6/30/2021	788,896	—	—	(6,459,597)	(5,670,701)	13,915,879	—	—	(114,003,094)	(100,087,215)
12/31/2020	1,040,414	—	3,973,090	(12,148,011)	(7,134,507)	14,518,097	—	50,697,882	(164,557,428)	(99,341,449)
Class S2
6/30/2021	80,872	—	—	(401,674)	(320,802)	1,395,842	—	—	(6,950,208)	(5,554,366)
12/31/2020	228,630	—	217,776	(693,627)	(247,221)	3,148,397	—	2,741,874	(9,528,530)	(3,638,259)
SmallCap Opportunities
Class ADV
6/30/2021	80,538	—	—	(180,282)	(99,744)	2,098,043	—	—	(4,653,018)	(2,554,975)
12/31/2020	146,066	—	17,514	(810,414)	(646,834)	2,552,338	—	322,835	(15,470,372)	(12,595,199)
Class I
6/30/2021	320,354	—	—	(621,530)	(301,176)	9,626,594	—	—	(18,549,302)	(8,922,708)
12/31/2020	360,346	—	36,690	(2,788,400)	(2,391,364)	7,998,932	—	784,948	(58,770,666)	(49,986,786)
Class R6
6/30/2021	57,867	—	—	(120,941)	(63,074)	1,722,464	—	—	(3,617,564)	(1,895,100)
12/31/2020	82,318	—	3,156	(480,942)	(395,468)	1,826,379	—	67,499	(10,383,259)	(8,489,381)
Class S
6/30/2021	62,763	—	—	(209,328)	(146,565)	1,730,346	—	—	(5,716,332)	(3,985,986)
12/31/2020	169,282	—	10,111	(592,729)	(413,336)	3,327,373	—	197,111	(11,749,863)	(8,225,379)
Class S2
6/30/2021	5,337	—	—	(60,835)	(55,498)	141,751	—	—	(1,595,961)	(1,454,210)
12/31/2020	28,974	—	772	(69,914)	(40,168)	540,385	—	14,534	(1,388,506)	(833,587)
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

The following tables represent a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2021:
MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Clearing LLC	$4,488,665	$(4,488,665)	$—
National Financial Services LLC	14,229,795	(14,229,795)	—
Total	$18,718,460	$(18,718,460)	$—

(1)
Cash collateral with a fair value of $19,115,774 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

SmallCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$625,365	$(625,365)	$—
BNP Paribas Securities Corp.	67,538	(67,538)	—
BofA Securities Inc	454,490	(454,490)	—
Citigroup Global Markets Inc.	127,058	(127,058)	—
Cowen Execution Services LLC	931,146	(931,146)	—
Goldman, Sachs & Co. LLC	355,123	(355,123)	—
Jefferies LLC	438,334	(438,334)	—
J.P. Morgan Securities LLC	1,229,373	(1,229,373)	—
Morgan Stanley & Co. LLC	1,898,453	(1,898,453)	—
National Financial Services LLC	470,725	(470,725)	—
Natixis Securities America LLC	44,971	(44,971)	—
Nomura Securities International, Inc.	214,462	(214,462)	—
SG Americas Securities, LLC	1,120,229	(1,120,229)	—
TD Prime Services LLC	595,903	(595,903)	—
UBS Securities LLC.	178,076	(178,076)	—
Wells Fargo Securities LLC	325,333	(325,333)	—
Total	$9,076,579	$(9,076,579)	$—

(1)
Cash collateral with a fair value of $9,301,423 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
MidCap Opportunities	$9,915,105	$97,411,294	$114,247,478	$122,342,120
SmallCap Opportunities	—	1,386,927	12,310,029	33,545,953
The tax-basis components of distributable earnings as of December 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
MidCap Opportunities	$175,411,889	$143,468,411	$650,323,073
SmallCap Opportunities	18,623,992	11,305,082	48,602,085
At December 31, 2020, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2021, the Portfolios declared distributions of:
	Type	Per Share Amount	Payable Date	Record Date
MidCap Opportunities
All Classes	STCG	$1.4398	July 2, 2021	June 30, 2021
All Classes	LTCG	$1.1776	July 2, 2021	June 30, 2021
SmallCap Opportunities
All Classes	STCG	$1.7086	July 2, 2021	June 30, 2021
All Classes	LTCG	$1.0372	July 2, 2021	June 30, 2021

STCG — Short-term capital gain
LTCG — Long-term capital gain
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 5.4%
135,513 (1)	ROBLOX Corp.	$12,193,460	0.5
349,910 (1)	Snap, Inc.	23,842,867	1.0
176,780 (1)	Spotify Technology SA	48,718,800	2.1
172,932 (1)	Take-Two Interactive Software, Inc.	30,612,423	1.3
1,136,501 (1)	Zynga, Inc. - Class A	12,081,006	0.5
		127,448,556	5.4

	Consumer Discretionary: 16.2%
31,790 (1)	Chipotle Mexican Grill, Inc.	49,285,309	2.1
236,972	Darden Restaurants, Inc.	34,595,542	1.4
173,441 (1)	Etsy, Inc.	35,701,096	1.5
320,166 (1)	Expedia Group, Inc.	52,414,376	2.2
268,554 (1)	Floor & Decor Holdings, Inc.	28,386,158	1.2
148,557 (1)	Lululemon Athletica, Inc.	54,218,848	2.3
76,615 (1)	O’Reilly Automotive, Inc.	43,380,179	1.8
184,553 (1)	Peloton Interactive, Inc.	22,888,263	1.0
342,069	Ross Stores, Inc.	42,416,556	1.8
244,961 (1)	Royal Caribbean Cruises Ltd.	20,890,274	0.9
		384,176,601	16.2

	Consumer Staples: 2.3%
339,481 (1)	Celsius Holdings, Inc.	25,831,109	1.1
120,513	Constellation Brands, Inc.	28,186,786	1.2
		54,017,895	2.3

	Energy: 0.7%
175,809	Diamondback Energy, Inc.	16,506,707	0.7

	Financials: 4.6%
98,116	Discover Financial Services	11,606,142	0.5
38,901	MarketAxess Holdings, Inc.	18,034,114	0.8
102,423	MSCI, Inc. - Class A	54,599,653	2.3
243,133	Progressive Corp.	23,878,092	1.0
		108,118,001	4.6

	Health Care: 17.7%
28,119 (1)	10X Genomics, Inc.	5,506,263	0.2
188,634	Agilent Technologies, Inc.	27,881,992	1.2
124,342 (1)	Charles River Laboratories International, Inc.	45,996,593	1.9
137,091 (1)	DexCom, Inc.	58,537,857	2.5
208,507 (1)	Exact Sciences Corp.	25,919,505	1.1
622,275 (1)	Horizon Therapeutics Plc	58,269,831	2.5
190,766 (1)	Nevro Corp.	31,627,095	1.3
129,181 (1)	Novocure Ltd.	28,654,929	1.2
442,249 (1)(2)	Progyny, Inc.	26,092,691	1.1
176,545 (1)	Seagen, Inc.	27,872,925	1.2
207,536 (1)	Tandem Diabetes Care, Inc.	20,214,006	0.9
84,744 (1)	United Therapeutics Corp.	15,203,921	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
150,116 (1)	Veeva Systems, Inc.	$46,678,570	2.0
		418,456,178	17.7

	Industrials: 13.8%
337,055	Ametek, Inc.	44,996,842	1.9
544,370 (1)(2)	CoStar Group, Inc.	45,084,723	1.9
163,432	Hubbell, Inc.	30,535,635	1.3
104,322	IDEX Corp.	22,956,056	1.0
649,822	Quanta Services, Inc.	58,854,378	2.5
63,613	Roper Technologies, Inc.	29,910,833	1.2
69,623 (1)	TransDigm Group, Inc.	45,066,272	1.9
416,555	Waste Connections, Inc.	49,749,164	2.1
		327,153,903	13.8

	Information Technology: 34.4%
555,731 (1)	Anaplan, Inc.	29,620,462	1.2
98,746 (1)	Autodesk, Inc.	28,823,957	1.2
159,731 (1)	Bill.com Holdings, Inc.	29,259,525	1.2
261,761 (1)	Cadence Design Systems, Inc.	35,814,140	1.5
293,893	CDW Corp.	51,328,412	2.2
287,870 (1)	DocuSign, Inc.	80,479,816	3.4
562,077 (1)	Dynatrace, Inc.	32,836,538	1.4
478,029	Entegris, Inc.	58,783,226	2.5
82,735 (1)	Fair Isaac Corp.	41,589,230	1.8
201,781 (1)	Five9, Inc.	37,004,618	1.6
122,711 (1)	Gartner, Inc.	29,720,604	1.3
199,594 (1)	Keysight Technologies, Inc.	30,819,310	1.3
870,836	Marvell Technology, Inc.	50,795,864	2.1
83,140	Monolithic Power Systems, Inc.	31,048,633	1.3
108,618	Motorola Solutions, Inc.	23,553,813	1.0
262,562 (1)	Paylocity Holding Corp.	50,096,830	2.1
142,997 (1)	RingCentral, Inc.	41,552,068	1.8
116,348 (1)	Twilio, Inc.	45,859,728	1.9
71,920 (1)	Zebra Technologies Corp.	38,080,921	1.6
327,468 (1)	Zendesk, Inc.	47,266,731	2.0
		814,334,426	34.4

	Materials: 2.0%
125,045	Avery Dennison Corp.	26,289,461	1.1
210,460	Crown Holdings, Inc.	21,511,116	0.9
		47,800,577	2.0

	Real Estate: 1.8%
362,366	Equity Lifestyle Properties, Inc.	26,927,417	1.2
44,984	SBA Communications Corp.	14,336,401	0.6
		41,263,818	1.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
Total Common Stock
(Cost $1,803,335,960)	$2,339,276,662	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreements: 0.8%
4,449,200 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $4,449,206, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $4,538,184, due 07/25/21-05/20/71)	4,449,200	0.2
1,297,230 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,297,232, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,323,175, due 07/01/21-01/15/59)	1,297,230	0.0
1,603,439 (3)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,603,443, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,635,508, due 08/01/21-06/01/51)	1,603,439	0.1
2,037,167 (3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $2,037,170, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,077,914, due 05/01/24-04/20/71)	2,037,167	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,449,200 (3)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $4,449,211, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $4,538,197, due 02/28/27)	$4,449,200	0.2
3,209,430 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $3,209,440, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,273,968, due 07/15/23-02/15/48)	3,209,430	0.1
1,320,108 (3)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $1,320,112, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $1,346,510, due 12/01/21-05/20/71)	1,320,108	0.1
	Total Repurchase Agreements
	(Cost $18,365,774)	18,365,774	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
34,400,000 (3)(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	34,400,000	1.4
375,000 (3)(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	375,000	0.0
	Total Mutual Funds (Cost $34,775,000)	34,775,000	1.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Short-Term Investments (Cost $53,140,774)	$53,140,774	2.2
Total Investments in Securities (Cost $1,856,476,734)	2,392,417,436	101.1
Liabilities in Excess of Other Assets	(25,378,076)	(1.1)
Net Assets	$2,367,039,360	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Information Technology	34.4%
Health Care	17.7%
Consumer Discretionary	16.2%
Industrials	13.8%
Communication Services	5.4%
Financials	4.6%
Consumer Staples	2.3%
Materials	2.0%
Real Estate	1.8%
Energy	0.7%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$2,339,276,662	$—	$—	$2,339,276,662
Short-Term Investments	34,775,000	18,365,774	—	53,140,774
Total Investments, at fair value	$2,374,051,662	$18,365,774	$—	$2,392,417,436

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,867,104,588.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$549,782,580
Gross Unrealized Depreciation	(24,469,726)
Net Unrealized Appreciation	$525,312,854
See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 1.2%
77,423 (1)	Magnite, Inc.	$2,619,994	0.8
63,493 (1)	QuinStreet, Inc.	1,179,700	0.4
		3,799,694	1.2

	Consumer Discretionary: 17.0%
62,685 (1)	Academy Sports & Outdoors, Inc.	2,585,129	0.8
56,550 (1)	Boyd Gaming Corp.	3,477,259	1.1
21,367 (1)	Bright Horizons Family Solutions, Inc.	3,143,299	1.0
43,232 (1)	Capri Holdings Ltd.	2,472,438	0.8
19,677 (1)	CROCS, Inc.	2,292,764	0.7
10,786 (1)	Deckers Outdoor Corp.	4,142,579	1.3
44,504 (1)(2)	Fisker, Inc.	858,037	0.3
34,155 (1)	GrowGeneration Corp.	1,642,856	0.5
24,347	Kontoor Brands, Inc.	1,373,414	0.4
21,954	LCI Industries	2,885,195	0.9
135,899 (1)	Leslie’s, Inc.	3,735,864	1.2
10,452	Lithia Motors, Inc.	3,591,725	1.2
26,055 (1)	Malibu Boats, Inc.	1,910,613	0.6
16,473 (1)	Marriott Vacations Worldwide Corp.	2,624,149	0.8
25,478 (1)	National Vision Holdings, Inc.	1,302,690	0.4
117,395 (1)	The RealReal, Inc.	2,319,725	0.7
83,965 (1)	Sonos, Inc.	2,958,087	1.0
55,857 (1)	Stoneridge, Inc.	1,647,782	0.5
21,607	Texas Roadhouse, Inc.	2,078,593	0.7
21,857	Wingstop, Inc.	3,445,319	1.1
44,334	Winnebago Industries	3,012,939	1.0
		53,500,456	17.0

	Consumer Staples: 0.8%
49,398 (1)	Performance Food Group Co.	2,395,309	0.8

	Energy: 0.5%
24,406 (1)	Renewable Energy Group, Inc.	1,521,470	0.5

	Financials: 7.5%
34,344	BankUnited, Inc.	1,466,145	0.5
31,675	Cowen, Inc.	1,300,259	0.4
5,072	First Foundation, Inc.	114,171	0.0
70,765 (1)	Focus Financial Partners, Inc.	3,432,102	1.1
36,553 (1)	Green Dot Corp.	1,712,508	0.6
25,671 (1)	Palomar Holdings, Inc.	1,937,134	0.6
44,364	PJT Partners, Inc.	3,166,702	1.0
17,827	Primerica, Inc.	2,730,027	0.9
66,049	PROG Holdings, Inc.	3,178,938	1.0
6,444	Signature Bank	1,582,969	0.5
31,150	Western Alliance Bancorp.	2,892,278	0.9
		23,513,233	7.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 27.2%
27,590 (1)	Addus HomeCare Corp.	$2,406,952	0.8
74,598 (1)	Aerie Pharmaceuticals, Inc.	1,194,314	0.4
66,682 (1)	Akouos, Inc.	836,859	0.3
126,751 (1)	Amicus Therapeutics, Inc.	1,221,880	0.4
44,202 (1)(2)	Applied Therapeutics, Inc.	918,518	0.3
148,186 (1)	Ardelyx, Inc.	1,123,250	0.4
16,004 (1)	Arena Pharmaceuticals, Inc.	1,091,473	0.3
39,327 (1)	Arrowhead Pharmaceuticals, Inc.	3,257,062	1.0
8,117 (1)	Arvinas, Inc.	625,009	0.2
80,645 (1)	AxoGen, Inc.	1,742,738	0.6
23,942 (1)(2)	Axonics, Inc.	1,518,162	0.5
26,928 (1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,614,170	0.8
19,479 (1)	Blueprint Medicines Corp.	1,713,373	0.5
48,371 (1)	CryoPort, Inc.	3,052,210	1.0
48,760 (1)	Dicerna Pharmaceuticals, Inc.	1,819,723	0.6
37,876	Encompass Health Corp.	2,955,464	0.9
108,647 (1)(2)	Epizyme, Inc.	902,857	0.3
30,890 (1)	Fate Therapeutics, Inc.	2,680,943	0.9
46,842 (1)(2)	G1 Therapeutics, Inc.	1,027,713	0.3
20,050 (1)	Globus Medical, Inc.	1,554,477	0.5
33,758 (1)	Haemonetics Corp.	2,249,633	0.7
47,687 (1)	Halozyme Therapeutics, Inc.	2,165,467	0.7
54,478 (1)	HealthEquity, Inc.	4,384,389	1.4
85,932 (1)	Heron Therapeutics, Inc.	1,333,665	0.4
158,936 (1)	Immunogen, Inc.	1,047,388	0.3
48,270 (1)	Insmed, Inc.	1,373,764	0.4
33,610 (1)	Integer Holdings Corp.	3,166,062	1.0
18,805 (1)	Kodiak Sciences, Inc.	1,748,865	0.6
20,549 (1)	Krystal Biotech, Inc.	1,397,332	0.4
39,853 (1)(2)	Monte Rosa Therapeutics, Inc.	904,663	0.3
38,632 (1)	Natera, Inc.	4,385,891	1.4
25,909 (1)	Omnicell, Inc.	3,923,918	1.3
66,461 (1)(2)	Ontrak, Inc.	2,158,653	0.7
54,241 (1)	ORIC Pharmaceuticals, Inc.	959,523	0.3
137,782 (1)	Ortho Clinical Diagnostics Holdings PLC	2,949,913	0.9
38,280 (1)(2)	Poseida Therapeutics, Inc.	383,566	0.1
51,295 (1)	Progyny, Inc.	3,026,405	1.0
43,938 (1)	RAPT Therapeutics, Inc.	1,396,789	0.4
43,322 (1)	Rocket Pharmaceuticals, Inc.	1,918,731	0.6
103,961 (1)	Sotera Health Co.	2,518,975	0.8
30,730 (1)(2)	Stoke Therapeutics, Inc.	1,034,372	0.3
59,731 (1)	Syndax Pharmaceuticals, Inc.	1,025,581	0.3
29,036 (1)	Syneos Health, Inc.	2,598,432	0.8

See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
44,459 (1)	TG Therapeutics, Inc.	$1,724,565	0.6
58,698 (1)(2)	UroGen Pharma Ltd.	896,318	0.3
9,469 (1)	Vericel Corp.	497,123	0.2
		85,427,130	27.2

	Industrials: 14.4%
82,412 (1)	ACV Auctions, Inc.	2,112,220	0.7
24,939 (1)	ASGN, Inc.	2,417,337	0.8
58,532 (1)	Builders FirstSource, Inc.	2,496,975	0.8
39,281 (1)	Casella Waste Systems, Inc.	2,491,594	0.8
119,158 (1)	Driven Brands Holdings, Inc.	3,684,365	1.2
34,873	EMCOR Group, Inc.	4,296,005	1.4
39,076	John Bean Technologies Corp.	5,573,019	1.8
17,553	Regal Beloit Corp.	2,343,501	0.7
59,131 (1)	Shoals Technologies Group, Inc.	2,099,150	0.7
38,419	Simpson Manufacturing Co., Inc.	4,242,994	1.3
60,896 (1)	Sun Country Airlines Holdings, Inc.	2,253,761	0.7
57,166 (1)	The AZEK Co., Inc.	2,427,268	0.8
43,151 (1)	Upwork, Inc.	2,515,272	0.8
31,096	Werner Enterprises, Inc.	1,384,394	0.4
127,871 (1)	WillScot Mobile Mini Holdings Corp.	3,563,765	1.1
10,361	Woodward, Inc.	1,273,160	0.4
		45,174,160	14.4

	Information Technology: 26.0%
92,143 (1)	ACI Worldwide, Inc.	3,422,191	1.1
27,139	Advanced Energy Industries, Inc.	3,058,837	1.0
127,933 (1)	Avaya Holdings Corp.	3,441,398	1.1
52,393 (1)	Box, Inc.	1,338,641	0.4
47,854 (1)	Calix, Inc.	2,273,065	0.7
70,808 (1)	Cohu, Inc.	2,605,026	0.8
17,425 (1)	Concentrix Corp.	2,801,940	0.9
32,534 (1)	Duck Creek Technologies, Inc.	1,415,554	0.5
52,539 (1)	Envestnet, Inc.	3,985,609	1.3
21,154 (1)	Euronet Worldwide, Inc.	2,863,194	0.9
8,382 (1)	Everbridge, Inc.	1,140,623	0.4
66,635	EVERTEC, Inc.	2,908,618	0.9
171,520 (1)	Grid Dynamics Holdings, Inc.	2,577,946	0.8
103,846 (1)	Intapp, Inc.	2,907,688	0.9
48,526 (1)	Itron, Inc.	4,851,630	1.5
20,962 (1)	j2 Global, Inc.	2,883,323	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
16,831 (1)(2)	JFrog Ltd.	$766,147	0.2
31,265 (1)	Lattice Semiconductor Corp.	1,756,468	0.6
26,674 (1)(2)	LivePerson, Inc.	1,686,864	0.5
74,385 (1)	Mimecast Ltd.	3,946,124	1.3
28,450 (1)	Onto Innovation, Inc.	2,077,988	0.7
236,373 (1)	Paya Holdings, Inc.	2,604,830	0.8
42,769 (1)	Q2 Holdings, Inc.	4,387,244	1.4
128,929 (1)	Repay Holdings Corp.	3,099,453	1.0
25,920 (1)	Shift4 Payments, Inc.	2,429,222	0.8
55,008 (1)	SMART Global Holdings, Inc.	2,622,781	0.8
12,002 (1)(2)	SunPower Corp.	350,698	0.1
57,531 (1)	Super Micro Computer, Inc.	2,023,941	0.7
204,368 (1)	Verra Mobility Corp.	3,141,136	1.0
195,184 (1)	Viavi Solutions, Inc.	3,446,949	1.1
198,458 (1)	Vonage Holdings Corp.	2,859,780	0.9
		81,674,908	26.0

	Materials: 3.5%
58,852	Avient Corp.	2,893,164	0.9
42,538 (1)	Ingevity Corp.	3,460,892	1.1
36,732	Sensient Technologies Corp.	3,179,522	1.0
47,579 (1)	Summit Materials, Inc.	1,658,128	0.5
		11,191,706	3.5

	Real Estate: 1.6%
84,871	Acadia Realty Trust	1,863,767	0.6
71,646	CubeSmart	3,318,643	1.0
		5,182,410	1.6
	Total Common Stock (Cost $277,072,894)	313,381,096	99.7
EXCHANGE-TRADED FUNDS: 0.6%
5,539	iShares Russell 2000 Growth ETF	1,726,451	0.6
	Total Exchange-Traded Funds (Cost $1,601,325)	1,726,451	0.6
	Total Long-Term Investments (Cost $278,674,219)	315,107,547	100.3

See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	Repurchase Agreements: 2.9%
356,065 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $356,065, collateralized by various U.S. Government Agency Obligations, 1.500%-8.500%, Market Value plus accrued interest $363,186, due 07/15/21-01/15/60)	$356,065	0.1
2,164,900 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,164,903, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $2,208,198, due 07/25/21-05/20/71)	2,164,900	0.7
1,079,345 (3)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,079,348, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,100,932, due 08/01/21-06/ 01/51)	1,079,345	0.3
1,371,303 (3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,371,305, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%,
	Market Value plus accrued interest $1,398,731, due 05/01/24-04/20/71)	$1,371,303	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,164,900 (3)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,164,905, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $2,208,204, due 02/28/27)	$2,164,900	0.7
2,164,910 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,164,913, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,208,208, due 08/01/21-04/15/62)	2,164,910	0.7
	Total Repurchase Agreements (Cost $9,301,423)	9,301,423	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
4,922,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $4,922,000)	4,922,000	1.6
	Total Short-Term Investments (Cost $14,223,423)	14,223,423	4.5
	Total Investments in Securities (Cost $292,897,642)	$329,330,970	104.8
	Liabilities in Excess of Other Assets	(14,933,928)	(4.8)
	Net Assets	$314,397,042	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of June 30, 2021 (Unaudited) (continued)

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Health Care	27.2%
Information Technology	26.0%
Consumer Discretionary	17.0%
Industrials	14.4%
Financials	7.5%
Materials	3.5%
Real Estate	1.6%
Communication Services	1.2%
Consumer Staples	0.8%
Exchange-Traded Funds	0.6%
Energy	0.5%
Liabilities in Excess of Other Assets*	(0.3)%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$313,381,096	$—	$—	$313,381,096
Exchange-Traded Funds	1,726,451	—	—	1,726,451
Short-Term Investments	4,922,000	9,301,423	—	14,223,423
Total Investments, at fair value	$320,029,547	$9,301,423	$—	$329,330,970

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $297,044,475.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$47,714,123
Gross Unrealized Depreciation	(15,427,628)
Net Unrealized Appreciation	$32,286,495

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
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VPSAR-VPT          (0621-081621)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Products Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 2, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 2, 2021